LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2019
LAND USE RIGHTS
Schedule of information about land use rights

The Company’s land use rights are under medium-term leases in the PRC, and are analyzed for reporting purposes as follows:

	2019	2018
	RMB’000	RMB’000
Cost
At the beginning of the year	32,619	32,619
Impact on initial application of HKFRS 16 (Note 2.6)	(32,619)	—
At end of the year	—	32,619

Accumulated amortization
At beginning of the year	(4,649)	(4,541)
Amortization	—	(108)
Impact on initial application of HKFRS 16 (Note 2.6)	4,649	—
At end of the year	—	(4,649)

Impairment
At beginning of the year	(27,970)	(23,714)
Impairment for the year	—	(4,256)
Impact on initial application of HKFRS 16 (Note 2.6)	27,970	—
At end of the year	—	(27,970)

Carrying amount
At December 31, 2019 and 2018	—	—